Loans and Allowance for Loan Losses, Impaired Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired loans by loans class [Abstract]
Recorded Investment	$ 26,535	$ 29,340
Unpaid Principal Balance	29,585	32,595
Related Allowance	0	0
Average Recorded Investment	27,737	26,683
Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	4,129	7,750
Unpaid Principal Balance	5,499	9,169
Related Allowance	0	0
Average Recorded Investment	5,375	7,414
Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	332
Unpaid Principal Balance	0	332
Related Allowance	0	0
Average Recorded Investment	61	165
First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	18,868	17,887
Unpaid Principal Balance	20,069	19,275
Related Allowance	0	0
Average Recorded Investment	18,683	16,317
Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	422	561
Unpaid Principal Balance	466	614
Related Allowance	0	0
Average Recorded Investment	459	636
Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	3,116	2,810
Unpaid Principal Balance	3,551	3,205
Related Allowance	0	0
Average Recorded Investment	3,159	2,151
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	24,566	26,298
Unpaid Principal Balance	27,376	29,163
Related Allowance	0	0
Average Recorded Investment	25,152	23,571
New York and Other States [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	4,129	6,620
Unpaid Principal Balance	5,499	8,039
Related Allowance	0	0
Average Recorded Investment	4,798	6,013
New York and Other States [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	332
Unpaid Principal Balance	0	332
Related Allowance	0	0
Average Recorded Investment	61	165
New York and Other States [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	17,579	16,257
Unpaid Principal Balance	18,689	17,353
Related Allowance	0	0
Average Recorded Investment	17,261	14,706
New York and Other States [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	366	561
Unpaid Principal Balance	410	614
Related Allowance	0	0
Average Recorded Investment	454	636
New York and Other States [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,492	2,528
Unpaid Principal Balance	2,778	2,825
Related Allowance	0	0
Average Recorded Investment	2,578	2,051
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,969	3,042
Unpaid Principal Balance	2,209	3,432
Related Allowance	0	0
Average Recorded Investment	2,585	3,112
Florida [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	1,130
Unpaid Principal Balance	0	1,130
Related Allowance	0	0
Average Recorded Investment	577	1,401
Florida [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Florida [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,289	1,630
Unpaid Principal Balance	1,380	1,922
Related Allowance	0	0
Average Recorded Investment	1,422	1,611
Florida [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	56
Unpaid Principal Balance	56
Related Allowance	0
Average Recorded Investment	5
Florida [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	624	282
Unpaid Principal Balance	773	380
Related Allowance	0	0
Average Recorded Investment	$ 581	$ 100